Supplemental Guarantor Information (Condensed Consolidating Statement Of Operations) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
TOTAL REVENUES	$ 607,611	$ 396,524	$ 1,167,637	$ 760,936	$ 1,716,229	$ 1,460,841	$ 1,260,536
Cost of revenues	236,697	107,216	468,255	201,289	504,757	375,058	267,235
Selling, general and administrative	178,133	133,251	337,519	266,586	547,605	534,523	488,063
Research and development	40,840	44,656	82,970	73,824	144,525	185,317	110,211
Impairment of other intangible assets				13,000
Acquisition-related items	17,626	4,796	23,699	6,325	18,976	(93,081)
OPERATING INCOME	134,315	93,605	255,194	199,912	465,366	390,024	387,474
INTEREST EXPENSE, NET	25,560	9,984	44,350	19,788	46,601	37,718	(6,107)
LOSS ON EXTINGUISHMENT OF DEBT, NET	8,548		8,548
OTHER EXPENSE (INCOME), NET	(125)	(201)	223	(420)	(1,933)	(3,329)	1,753
(LOSS) INCOME BEFORE INCOME TAX	100,332	83,822	202,073	180,544	420,698	359,660	391,828
INCOME TAX	32,780	32,362	66,226	68,729	133,678	93,324	136,492
Less: Net income attributable to noncontrolling interests	12,969		25,477		28,014
Net income	67,552	51,460	135,847	111,815	287,020	266,336	255,336
NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	54,583	51,460	110,370	111,815	259,006	266,336	255,336
Endo Pharmaceuticals Holdings Inc. [Member]
Selling, general and administrative			34	16
Acquisition-related items			(7,050)	890
OPERATING INCOME			7,016	(906)
INTEREST EXPENSE, NET			26,263	12,445
LOSS ON EXTINGUISHMENT OF DEBT, NET			8,548
(LOSS) INCOME BEFORE INCOME TAX			(27,795)	(13,351)
INCOME TAX			(12,288)	(4,376)
EQUITY FROM EARNINGS IN SUBSIDIARIES			125,877	120,790
Net income			110,370	111,815
NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.			110,370	111,815
Guarantor Subsidiaries [Member]
TOTAL REVENUES			1,103,619	760,936
Cost of revenues			451,515	201,289
Selling, general and administrative			319,424	266,570
Research and development			82,970	73,824
Impairment of other intangible assets				13,000
Acquisition-related items			29,228	5,435
OPERATING INCOME			220,482	200,818
INTEREST EXPENSE, NET			18,087	7,343
OTHER EXPENSE (INCOME), NET			501	(420)
(LOSS) INCOME BEFORE INCOME TAX			201,894	193,895
INCOME TAX			77,057	73,105
EQUITY FROM EARNINGS IN SUBSIDIARIES			1,052
Net income			125,889	120,790
NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.			125,889	120,790
Non-Guarantor Subsidiaries [Member]
TOTAL REVENUES			107,616
Cost of revenues			60,490
Selling, general and administrative			18,061
Acquisition-related items			1,521
OPERATING INCOME			27,544
OTHER EXPENSE (INCOME), NET			(367)
(LOSS) INCOME BEFORE INCOME TAX			27,911
INCOME TAX			1,394
Less: Net income attributable to noncontrolling interests			25,477
Net income			26,517
NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.			1,040
Eliminations [Member]
TOTAL REVENUES			(43,598)
Cost of revenues			(43,750)
OPERATING INCOME			152
OTHER EXPENSE (INCOME), NET			89
(LOSS) INCOME BEFORE INCOME TAX			63
INCOME TAX			63
EQUITY FROM EARNINGS IN SUBSIDIARIES			(126,929)	(120,790)
Net income			(126,929)	(120,790)
NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.			$ (126,929)	$ (120,790)